Offerings - Offering: 1	Sep. 16, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, par value $0.01 per share
Amount Registered | shares	145,978
Proposed Maximum Offering Price per Unit	1.22
Maximum Aggregate Offering Price	$ 178,093.16
Fee Rate	0.01531%
Amount of Registration Fee	$ 27.27
Offering Note	(1) Represents 145,978 common shares beneficially held by the selling shareholder named in this prospectus, which are being registered for resale to the public. In addition, pursuant to Rule 416 under the Securities Act of 1933, as amended, the shares of common stock being registered hereunder include such indeterminate number of additional securities as may be issuable with respect to the shares of common stock being registered hereunder as a result of share dividends, share splits, recapitalizations or similar transactions. In the event of a stock split, stock dividend, recapitalization or similar transaction involving our common shares, in order to prevent dilution, the number of shares registered shall be automatically increased to cover the additional shares in accordance with Rule 416(a) under the Securities Act of 1933, as amended. (2) Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(c) under the Securities Act of 1933, as amended, with respect to the shares of common stock to be sold by the selling shareholders listed herein based on the average high and low prices of our common shares as reported on the Nasdaq Capital Market on September 11, 2025, which is within five business days of the registrant's registration statement on Form F-3. (3) The proposed maximum offering price per share will be determined from time to time in connection with, and at the time of, the sale by the applicable selling shareholder. The registrant will not receive any proceeds from the sale of its common shares by the selling shareholders.